Real Estate Note Investment (Q3) (Details) - B Note - Commercial Mortgage Backed Securities	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($) realEstateUnits	Sep. 30, 2020 USD ($) realEstateUnits	Dec. 31, 2019 USD ($)
Real Estate [Line Items]
Notes issued	$ 1,488,000	$ 4,942,000	$ 1,794,000
Investment owned, face amount	$ 10,000,000	$ 10,000,000	$ 10,000,000
Number of units in apartment community | realEstateUnits	366	366
Investment owned, balance	$ 6,736,000	$ 6,736,000
Investment income, interest	$ 171,746	$ 360,874